Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) (USD $) In Millions	Jul. 02, 2011	Jul. 03, 2010
Income Taxes
Pension liability		$ (146)
Employee benefits	(137)	(167)
Unrealized foreign exchange	(180)	(49)
Nondeductible reserves	(94)	(78)
Net operating loss and other tax carryforwards	(392)	(357)
Investment in subsidiary	(257)
Other		(78)
Gross deferred tax (assets)	(1,060)	(875)
Less valuation allowances	414	215
Net deferred tax (assets)	(646)	(660)
Property, plant and equipment	153	92
Pension asset	13
Intangibles	22	101
Unrepatriated earnings	763	501
Other	38
Deferred tax liabilities	989	694
Total net deferred tax (assets) liabilities	$ 343	$ 34